Borrowings (Tables)	3 Months Ended
Mar. 31, 2024
Borrowings.
Schedule of external debt classification

	March 31,	December 31,
	2024	2023
	$’000	$’000

Non‑current
Senior Notes	1,932,960	1,930,457
Bank borrowings	1,352,158	1,126,239
	3,285,118	3,056,696
Current
Senior Notes	22,924	26,912
Bank borrowings	125,354	107,110
Bank overdraft	10,667	675
Letters of credit	24,278	319,454
	183,223	454,151

Total borrowings	3,468,341	3,510,847

Schedule of debt by debt instrument

			Maturity			March 31,	December 31,
	#	Currency	date	Interest rate		2024	2023
						$’000	$’000

Senior Notes
IHS Holding Limited		US Dollar	2026	5.63%		506,183	498,920
IHS Holding Limited		US Dollar	2028	6.25%		506,597	498,635
IHS Netherlands Holdco B.V.		US Dollar	2027	8.00%		943,104	959,814

Bank borrowings
IHS Holding Limited	(a)	US Dollar	2025	3.75	% + CAS + 3M SOFR	371,132	370,935
IHS Holding Limited	(b)	US Dollar	2026	4.50	% + 3M SOFR	264,405	—
IHS Nigeria Limited	(c)	Nigerian Naira	2026	2.50	% + MPR; Capped at 24%	11,147	—
INT Towers Limited		Nigerian Naira	2028	2.50	% + MPR; Capped at 24%	122,835	186,302
IHS Côte d’Ivoire S.A.	(d)	CFA Franc	2028	6.50%		11,130	—
IHS Côte d’Ivoire S.A.	(d)	Euro	2028	3.50	% + 3M EURIBOR	59,302	—
IHS Côte d’Ivoire S.A.		CFA Franc	2024	5.00%		—	6,570
IHS Côte d’Ivoire S.A.		Euro	2024	3.00	% + 3M EURIBOR	—	4,841
IHS Zambia Limited		US Dollar	2027	5.00	% + CAS + 3M SOFR	76,454	81,297
IHS Brasil - Cessão de Infraestruturas S.A.		Brazilian Real	2031	3.10	% + CDI	238,464	252,341
I-Systems Soluções de Infraestrutura S.A.		Brazilian Real	2030	2.45	- 2.50% + CDI	84,274	84,305
IHS Kuwait Limited		Kuwait Dinar	2029	2.00	% + CBK Discount Rate	59,376	61,354
IHS Towers South Africa Proprietary Limited		South African Rand	2029	2.75	% + 3M JIBAR	178,993	185,404

Bank overdraft
IHS Towers South Africa Proprietary Limited	(e)	South African Rand	2024	11.50%		10,667	675

Letters of credit
IHS Nigeria Limited		US Dollar	2024	12.00	- 15.55%	5,762	98,918
INT Towers Limited		US Dollar	2024	12.00	- 15.75%	17,546	219,418
IHS Towers NG Limited		US Dollar	2024	15.49%		—	23
Global Independent Connect Limited		US Dollar	2024	13.25	- 15.25%	970	1,095
						3,468,341	3,510,847